Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Liabilities [abstract]
Non-current finance debt	$ 27,404	[1]	$ 29,118	[1]	$ 21,754
Non-current derivative financial instruments	767		676
Trade and other payables	14,310		10,510		10,450
Current finance debt	5,273	[1]	4,591	[1]	2,939
Dividend payable	582		357		859
Current Derivative Financial Liabilities	4,609		1,710		$ 462
Total	52,945		46,961
Non-financial liabilities [member]
Liabilities [abstract]
Trade and other payables	1,960		2,774
Total	1,960		2,774
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt	27,404		29,118
Trade and other payables	12,350		7,736
Current finance debt	5,273		4,591
Dividend payable	582		357
Total	45,609		41,802
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current derivative financial instruments	767		676
Current Derivative Financial Liabilities	4,609		1,710
Total	$ 5,376		$ 2,386

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.